Cover Page	Dec. 19, 2024
Entity Information [Line Items]
Document Type	8-K
Document Period End Date	Dec. 19, 2024
Entity Registrant Name	Humacyte, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-39532
Entity Tax Identification Number	85-1763759
Entity Address, Address Line One	2525 East North Carolina Highway 54
Entity Address, City or Town	Durham,
Entity Address, State or Province	NC
Entity Address, Postal Zip Code	27713
City Area Code	919
Local Phone Number	313-9633
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Central Index Key	0001818382
Amendment Flag	false
Common Stock, par value $0.0001 per share
Entity Information [Line Items]
Title of 12(b) Security	Common Stock, par value $0.0001 per share
Trading Symbol	HUMA
Security Exchange Name	NASDAQ
Redeemable Warrants, each whole warrant exercisable for one share of Common Stock at an exercise price of $11.50
Entity Information [Line Items]
Title of 12(b) Security	Redeemable Warrants, each whole warrant exercisable for one share of Common Stock at an exercise price of $11.50
Trading Symbol	HUMAW
Security Exchange Name	NASDAQ